Note 23 - Subsequent Events (Details) - $ / shares		12 Months Ended
	Feb. 20, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.56	$ 0.56
Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.14